Finance debt (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

						$ million
			2021			2020
	Current	Non-current	Total	Current	Non-current	Total
Borrowings	5,557	55,619	61,176	9,359	63,305	72,664
The following table shows the weighted-average interest rates achieved through a combination of borrowings and derivative financial instruments entered into to manage interest rate and currency exposures.

		Fixed rate debt		Floating rate debt		Total
	Weighted average interest rate %	Weighted average time for which rate is fixed Years	Amount $ million	Weighted average interest rate %	Amount $ million	Amount $ million
						2021
US dollar	3	12	35,891	2	25,074	60,965
Other currencies	6	9	188	1	23	211
			36,079		25,097	61,176

						2020
US dollar	3	8	39,452	2	32,891	72,343
Other currencies	6	9	178	5	143	321
			39,630		33,034	72,664

Summary of the fair value and carrying amount of finance debt
The carrying amount of the group’s short-term borrowings, comprising mainly of commercial paper, approximates their fair value. The fair values of the significant majority of the group’s long-term borrowings are determined using quoted prices in active markets, and so fall within level 1 of the fair value hierarchy. Where quoted prices are not available, quoted prices for similar instruments in active markets are used and such measurements are therefore categorized in level 2 of the fair value hierarchy.

				$ million
		2021		2020
	Fair value	Carrying amount	Fair value	Carrying amount
Short-term borrowings	2,191	2,191	1,237	1,237
Long-term borrowings	60,755	58,985	74,855	71,427
Total finance debt	62,946	61,176	76,092	72,664